Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant and Equipment Net

	December 31,	December 31,
	2015	2014
	(in thousands)
Cost
Land	$3,464	$3,464
Building	80,861	88,580
Computer equipment and software	282,909	247,980
Office furniture and fixtures	65,152	64,690
Laboratory equipment	31,098	23,599
Leasehold improvements	20,647	19,516
Motor vehicles	47	47
	484,178	447,876
Less accumulated depreciation and asset write offs	(333,960)	(299,691)

Property, plant and equipment (net)	$150,218	$148,185